FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  /  /                 (a)
         or fiscal year ending:      /  /                 (b) 12/31/98

Is this a transition report? (Y/N):                              N

Is this an amendment to a previous filing (Y/N):                 N

Those items or sub-items with a box "[/]" after the term number should be completed only if the answer has changed from the previous filing on this form.



1.    A.  Registrant Name:      FIRST ING OF NEW YORK SEPARATE ACCOUNT A1
      B.  File Number:          811-8700
      C.  Telephone Number:     (303) 860-1290


2.    A.  Street:  1290 Broadway
      B.  City:  Denver   C. State:  CO    D. Zip Code:   80203   Zip Ext:  5699
      E.  Foreign Country:                      Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)               N

4.    Is this the last filing on this form by Registrant? (Y/N)                Y

5.    Is Registrant a small business investment company (SBIC)? (Y/N)          N
      [If answer Is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
      [If  answer is "Y" (Yes), complete only items 111 through 132.]

7.    A.  Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]
      B. How may separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/98
File Number 811-8700

                                          UNIT INVESTMENT TRUSTS

111.      A. [/]  Depositor Name:
          B. [/]  File Number (If any):
          C. [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

111.      A. [/]  Depositor Name:
          B. [/]  File Number (If any):
          C. [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:


112.      A. [/]  Sponsor Name:
          B. [/]  File Number (If any):
          C. [/]  City:  Denver         State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

112.      A. [/]  Sponsor Name:
          B. [/]  File Number (If any):
          C. [/]  City:  Denver         State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:


113.      A. [/]  Trustee Name:
          B. [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

113.      A. [/]  Trustee Name:
          B. [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:


114.      A. [/]  Principal Underwriter Name:
          B. [/]  File Number 8-:
          C: [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

114.      A. [/]  Principal Underwriter Name:
          B. [/]  File Number 8-:
          C: [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:


115.      A. [/]  Independent Public Account Name:
          B: [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

115.      A. [/]  Independent Public Account Name:
          B: [/]  City:                 State:        Zip Code:        Zip Ext.:
             [/]  Foreign Country:           Foreign Postal Code:

For period ending 12/31/98
File Number 811-8700

116.      Family of investment companies information:
          A. [/]  Is Registrant part of a family of investment companies? (Y/N)
          B. [/]  Identify the family in 10 letters:
                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A. [/]  Is Registrant a separate account of an insurance company?
                  (Y/N)
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
          B. [/]  Variable annuity contracts? (Y/N)
          C. [/]  Scheduled premium variable life contracts? (Y/N)
          D. [/]  Flexible premium variable life contracts? (Y/N)
          E. [/] Other types of insurance policies registered under the Securities Act of 1933? (Y/N)

118.      State the number of series existing at the end of the period that
          had securities registered under the Securities Act of 1933           0

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit of the new series included in item 119 ($000's omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending 12/31/98
File Number 811-8700

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of the units of all series of Registrant ($000's omitted)

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
          portfolio of a subsequent series.) ($000's omitted)                $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                  Number    Total Assets    Total Income
                                                                 of Series   ($000's       Distributions
                                                                 Investing   omitted)     ($000's omitted)
A.   U.S. Treasury direct issues                                             $              $
B.   U.S. Government agency                                                  $              $
C.   State and municipal tax-free                                            $              $
D.   Public utility debt                                                     $              $
E.   Brokers or dealers debt or debt of brokers' or dealers'                 $              $
     parent
F.   All other corporate intermediate & long-term debt                       $              $
G.   All other corporate short-term debt                                     $              $
H.   Equity securities of brokers or dealers or parent of                    $              $
     brokers or dealers
I.   Investment company equity securities                                    $              $
J.   All other equity securities                                     1       $ 0            $ 0
K    Other securities                                                        $              $
L.   Total Assets of all series of Registrant                        1       $ 0            $ 0

For period ending 12/31/98
File Number 811-8700

128.    [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current prior insurance or guaranteed by an entity other than the issuer? (Y/N)
            [If answer is "N" (No), go to item 131.]

129.    [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
            [If answer is "N" (No), go to item 131.]

130.    [/] In computations of NAV or offering price per unit, is any par of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.        Total expenses incurred by all series of Registrant during       $ 0
            the current reporting period ($000's omitted)

132.    [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:







This Report is signed on behalf of the Registrant in the City of Denver, State of Colorado.
Date:  February 26, 1999.

First ING of New York

By:  /s/ Stephen M. Christopher              Witness:/s/ Anna M. Kautzman
     _________________________________              ____________________________
Name:  Stephen M. Christopher                Name:  Anna M. Kautzman
Title: President                             Title: Associate General Counsel